WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 93.6%
COMMUNICATION SERVICES - 9.7%
Diversified Telecommunication Services - 3.1%
AT&T Inc., Senior Notes	4.300%	2/15/30	$80,000	$90,127
AT&T Inc., Senior Notes	4.500%	5/15/35	360,000	406,664
AT&T Inc., Senior Notes	6.350%	3/15/40	50,000	65,837
AT&T Inc., Senior Notes	4.900%	6/15/42	150,000	175,531
AT&T Inc., Senior Notes	4.800%	6/15/44	210,000	240,350
AT&T Inc., Senior Notes	4.550%	3/9/49	310,000	341,448
AT&T Inc., Senior Notes	3.800%	12/1/57	40,000	38,129	(a)
AT&T Inc., Senior Notes	3.500%	2/1/61	70,000	63,648
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	70,000	107,918
Corning Inc., Senior Notes	3.900%	11/15/49	130,000	141,161
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	60,000	83,321
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	1,790,000	1,986,227
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	630,000	825,363

Total Diversified Telecommunication Services				4,565,724

Media - 4.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	580,000	587,975	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	110,000	142,661
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	260,000	339,215
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	350,000	407,178
Comcast Corp., Senior Notes	6.450%	3/15/37	220,000	312,580
Comcast Corp., Senior Notes	6.950%	8/15/37	160,000	238,467
Comcast Corp., Senior Notes	6.400%	5/15/38	950,000	1,360,601
Fox Corp., Senior Notes	5.476%	1/25/39	510,000	636,953
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	180,000	236,954
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	200,000	278,411
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	10,000	13,429
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	50,000	59,367
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	180,000	206,461
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	410,000	594,158
Walt Disney Co., Senior Notes	6.550%	3/15/33	545,000	755,314
Walt Disney Co., Senior Notes	7.750%	12/1/45	130,000	218,068

Total Media				6,387,792

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report	1

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wireless Telecommunication Services - 2.2%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	$850,000	$1,152,883
Sprint Corp., Senior Notes	7.250%	9/15/21	640,000	656,864
Sprint Corp., Senior Notes	7.875%	9/15/23	340,000	389,045
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	230,000	326,100
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	110,000	106,952
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	80,000	77,420
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	60,000	66,724	(a)
T-Mobile USA Inc., Senior Secured Notes	4.500%	4/15/50	210,000	236,069	(a)
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	210,000	262,794
Vodafone Group PLC, Senior Notes	4.250%	9/17/50	10,000	11,036

Total Wireless Telecommunication Services				3,285,887

TOTAL COMMUNICATION SERVICES				14,239,403

CONSUMER DISCRETIONARY - 3.9%
Automobiles - 0.8%
General Motors Co., Senior Notes	5.400%	10/2/23	130,000	141,240
General Motors Co., Senior Notes	6.125%	10/1/25	190,000	223,642
General Motors Co., Senior Notes	6.600%	4/1/36	170,000	220,980
General Motors Co., Senior Notes	6.750%	4/1/46	270,000	364,954
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	200,000	219,604	(a)

Total Automobiles				1,170,420

Hotels, Restaurants & Leisure - 1.9%
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	550,000	550,276	(a)
Marriott International Inc., Senior Notes	3.600%	4/15/24	200,000	212,899
McDonald’s Corp., Senior Notes	4.700%	12/9/35	150,000	177,739
McDonald’s Corp., Senior Notes	4.875%	12/9/45	230,000	279,268
McDonald’s Corp., Senior Notes	4.450%	9/1/48	10,000	11,681
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	380,000	404,620	(a)
Sands China Ltd., Senior Notes	4.600%	8/8/23	200,000	214,378
Sands China Ltd., Senior Notes	5.125%	8/8/25	450,000	504,164
Sands China Ltd., Senior Notes	5.400%	8/8/28	200,000	228,988
Sands China Ltd., Senior Notes	4.375%	6/18/30	200,000	212,058

Total Hotels, Restaurants & Leisure				2,796,071

See Notes to Schedule of Investments.

2	Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Household Durables - 0.4%
Lennar Corp., Senior Notes	5.000%	6/15/27	$250,000	$288,125
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	100,000	94,500
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	200,000	252,800

Total Household Durables				635,425

Internet & Direct Marketing Retail - 0.3%
MercadoLibre Inc., Senior Notes	2.375%	1/14/26	470,000	467,359

Specialty Retail - 0.5%
Home Depot Inc., Senior Notes	3.900%	12/6/28	590,000	676,637
Home Depot Inc., Senior Notes	3.350%	4/15/50	50,000	51,952

Total Specialty Retail				728,589

TOTAL CONSUMER DISCRETIONARY				5,797,864

CONSUMER STAPLES - 4.5%
Beverages - 2.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	840,000	1,005,690
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	1,390,000	1,545,520
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	70,000	80,328
Coca-Cola Co., Senior Notes	4.125%	3/25/40	180,000	208,246
Coca-Cola Co., Senior Notes	4.200%	3/25/50	110,000	129,380
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	670,000	883,467	(a)

Total Beverages				3,852,631

Food Products - 0.1%
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	110,000	123,961

Tobacco - 1.8%
Altria Group Inc., Senior Notes	3.800%	2/14/24	190,000	205,256
Altria Group Inc., Senior Notes	4.400%	2/14/26	410,000	462,732
Altria Group Inc., Senior Notes	4.800%	2/14/29	870,000	1,000,284
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	100,000	114,674
Reynolds American Inc., Senior Notes	8.125%	5/1/40	270,000	381,828
Reynolds American Inc., Senior Notes	7.000%	8/4/41	320,000	415,248
Reynolds American Inc., Senior Notes	5.850%	8/15/45	90,000	106,304

Total Tobacco				2,686,326

TOTAL CONSUMER STAPLES				6,662,918

ENERGY - 15.1%
Energy Equipment & Services - 0.2%
Halliburton Co., Senior Notes	5.000%	11/15/45	200,000	223,457

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report	3

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - 14.9%
Apache Corp., Senior Notes	6.000%	1/15/37	$106,000	$116,171
Apache Corp., Senior Notes	5.100%	9/1/40	20,000	19,588
Apache Corp., Senior Notes	5.250%	2/1/42	90,000	88,988
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	440,000	479,007
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	20,000	20,587	(a)
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	40,000	42,553	(a)
Chevron USA Inc., Senior Notes	6.000%	3/1/41	390,000	541,900
Chevron USA Inc., Senior Notes	5.250%	11/15/43	150,000	194,480
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	600,000	652,990
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	170,000	185,214
ConocoPhillips, Senior Notes	6.500%	2/1/39	810,000	1,157,470
Continental Resources Inc., Senior Notes	4.500%	4/15/23	400,000	415,012
Continental Resources Inc., Senior Notes	4.375%	1/15/28	140,000	147,385
Devon Energy Corp., Senior Notes	5.850%	12/15/25	350,000	408,353
Devon Energy Corp., Senior Notes	5.600%	7/15/41	320,000	369,869
Ecopetrol SA, Senior Notes	5.375%	6/26/26	540,000	606,496
Energy Transfer Operating LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	210,000	201,337	(b)(c)
Energy Transfer Operating LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	560,000	547,008	(b)(c)
Energy Transfer Operating LP, Senior Notes	4.200%	9/15/23	860,000	921,789
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	30,000	34,171
Energy Transfer Operating LP, Senior Notes	6.625%	10/15/36	20,000	24,582
Energy Transfer Operating LP, Senior Notes	5.800%	6/15/38	40,000	45,463
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	320,000	419,211
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	100,000	100,482
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	360,000	361,471	(c)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	240,000	275,932
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	200,000	217,400
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	140,000	157,707
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	200,000	205,334	(a)
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	2,000,000	2,773,905
MPLX LP, Senior Notes	4.800%	2/15/29	60,000	68,846
MPLX LP, Senior Notes	4.500%	4/15/38	380,000	415,868
Occidental Petroleum Corp., Senior Notes	2.700%	8/15/22	980,000	981,837
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	160,000	153,822
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	465,000	544,096

See Notes to Schedule of Investments.

4	Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	$120,000	$130,350	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	200,000	212,125	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	190,000	225,867
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	280,000	307,093
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	300,000	308,850
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	450,000	482,499
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,005,000	957,609
Phillips 66, Senior Notes	5.875%	5/1/42	160,000	206,348
Range Resources Corp., Senior Notes	9.250%	2/1/26	460,000	500,374
Shell International Finance BV, Senior Notes	6.375%	12/15/38	250,000	358,882
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	470,000	595,430
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	230,000	292,841
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	130,000	136,807
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	310,000	374,782
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	30,000	30,799
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	660,000	697,353
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	680,000	712,300
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	90,000	97,849
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	80,000	82,240
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	270,000	292,421
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	47,000	62,314
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	37,000	48,850
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	610,000	895,610
WPX Energy Inc., Senior Notes	4.500%	1/15/30	70,000	75,480

Total Oil, Gas & Consumable Fuels				21,981,397

TOTAL ENERGY				22,204,854

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report	5

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 31.2%
Banks - 19.5%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	$200,000	$219,235	(a)(b)(c)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	250,000	291,859	(a)(b)(c)
Banco Nacional de Costa Rica, Senior Notes	5.875%	4/25/21	340,000	341,355	(a)
Banco Santander SA, Senior Notes	3.848%	4/12/23	400,000	425,602
Banco Santander SA, Senior Notes	3.490%	5/28/30	200,000	208,545
Bank of America Corp., Senior Notes	5.875%	2/7/42	320,000	438,641
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	70,000	75,196	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then SOFR + 3.412%)	4.083%	3/20/51	160,000	177,962	(c)
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	320,000	424,670
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	900,000	1,383,303
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	240,000	244,130	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	450,000	493,995
Barclays PLC, Junior Subordinated Notes (6.125% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 5.867%)	6.125%	12/15/25	1,060,000	1,158,845	(b)(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	640,000	725,352	(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	280,000	331,474	(a)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	410,000	459,261	(a)
Citigroup Inc., Senior Notes	8.125%	7/15/39	251,000	412,583
Citigroup Inc., Senior Notes	5.875%	1/30/42	240,000	326,616
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	750,000	870,174
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	404,000	537,624
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	370,000	541,480
Commonwealth Bank of Australia, Subordinated Notes	3.743%	9/12/39	220,000	229,994	(a)
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	450,000	605,979
Cooperatieve Rabobank UA, Senior Notes	5.250%	8/4/45	340,000	435,808
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,040,000	1,256,450	(a)(b)(c)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	1,780,000	1,840,123	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	230,000	256,638	(a)

See Notes to Schedule of Investments.

6	Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
HSBC Holdings PLC, Junior Subordinated Notes (4.600% to 6/17/31 then 5 year Treasury Constant Maturity Rate + 3.649%)	4.600%	12/17/30	$320,000	$317,200	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	300,000	336,938	(b)(c)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	200,000	233,689
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	210,000	231,139
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	70,000	96,913
ING Bank NV, Subordinated Notes	5.800%	9/25/23	600,000	671,320	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	300,000	308,511	(a)
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	200,000	224,395	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	260,000	273,457	(b)(c)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. USD LIBOR + 1.220%)	3.897%	1/23/49	50,000	55,116	(c)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	440,000	585,986
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	490,000	612,744
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	360,000	402,199	(b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	370,000	423,650	(b)(c)
Natwest Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	1,360,000	1,996,779	(b)(c)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	590,000	605,322	(b)(c)
Natwest Group PLC, Subordinated Notes	6.100%	6/10/23	1,010,000	1,118,066
Natwest Group PLC, Subordinated Notes	6.000%	12/19/23	350,000	395,228
Natwest Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	230,000	244,738	(c)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	480,000	538,862
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	210,000	232,971	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	410,000	514,212	(a)
UniCredit SpA, Senior Notes	6.572%	1/14/22	590,000	615,121	(a)

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report	7

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	$1,040,000	$1,226,482	(a)(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	260,000	333,998	(c)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	539,398
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	580,000	686,182
Westpac Banking Corp., Subordinated Notes	4.421%	7/24/39	110,000	124,003

Total Banks				28,657,513

Capital Markets - 5.3%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	320,000	314,960	(b)(c)
CI Financial Corp., Senior Notes	3.200%	12/17/30	380,000	378,311
CME Group Inc., Senior Notes	5.300%	9/15/43	440,000	595,711
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	1,060,000	1,073,250	(a)(b)(c)
Credit Suisse Group AG, Junior Subordinated Notes (7.125% to 7/29/22 then USD 5 year ICE Swap Rate + 5.108%)	7.125%	7/29/22	350,000	364,171	(b)(c)(d)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	272,264	(a)(c)
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	40,000	56,266
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	570,000	807,890
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	640,000	906,221
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	500,000	626,854
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	820,000	1,002,286	(a)
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	70,000	77,474	(a)
Morgan Stanley, Senior Notes	6.375%	7/24/42	90,000	131,524
Raymond James Financial Inc., Senior Notes	4.650%	4/1/30	70,000	81,570
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	90,000	110,655
UBS AG Stamford, CT, Subordinated Notes	7.625%	8/17/22	340,000	370,720
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	580,000	637,469	(a)(b)(c)

Total Capital Markets				7,807,596

See Notes to Schedule of Investments.

8	Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Finance - 0.8%
Navient Corp., Senior Notes	7.250%	1/25/22	$830,000	$861,644
Navient Corp., Senior Notes	6.125%	3/25/24	290,000	307,941

Total Consumer Finance				1,169,585

Diversified Financial Services - 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	9/15/23	340,000	365,872
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	330,000	359,271
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	110,000	139,371	(a)
Carlyle Finance Subsidiary LLC, Senior Notes	3.500%	9/19/29	150,000	156,944	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	220,000	270,991	(a)
Finance of America Funding LLC, Senior Notes	7.875%	11/15/25	230,000	239,062	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	504,692	484,630	(a)(e)
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	4.000%	12/21/65	470,000	381,287	(a)(c)
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate or 30 year Treasury Constant Maturity Rate) + 1.800%)	4.220%	12/21/65	270,000	224,438	(a)(c)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	392,000	411,657	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	220,000	239,303	(a)

Total Diversified Financial Services				3,272,826

Insurance - 3.4%
Allianz SE, Junior Subordinated Notes (3.500% to 4/30/26 then 5 year Treasury Constant Maturity Rate + 2.973%)	3.500%	11/17/25	200,000	203,500	(a)(b)(c)
Allstate Corp., Junior Subordinated Notes (6.500% to 5/15/37 then 3 mo. USD LIBOR + 2.120%)	6.500%	5/15/57	480,000	616,438	(c)
American International Group Inc., Junior Subordinated Notes	6.250%	3/15/37	80,000	86,716
American International Group Inc., Senior Notes	4.750%	4/1/48	70,000	83,498
AXA SA, Subordinated Notes	8.600%	12/15/30	200,000	305,905
Everest Reinsurance Holdings Inc., Senior Notes	3.500%	10/15/50	140,000	135,673
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	230,000	263,382	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	490,000	612,519	(a)

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report	9

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - (continued)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	$260,000	$309,621	(a)
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	1,150,000	1,446,356	(c)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	90,000	106,557	(a)
Nippon Life Insurance Co., Subordinated Notes (2.750% to 1/21/31 then 5 year Treasury Constant Maturity Rate + 2.653%)	2.750%	1/21/51	200,000	190,000	(a)(c)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	110,000	111,240	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	400,000	578,651	(a)

Total Insurance				5,050,056

TOTAL FINANCIALS				45,957,576

HEALTH CARE - 7.8%
Biotechnology - 0.8%
AbbVie Inc., Senior Notes	4.550%	3/15/35	130,000	151,357
AbbVie Inc., Senior Notes	4.050%	11/21/39	740,000	829,597
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	60,000	79,979
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	60,575

Total Biotechnology				1,121,508

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories, Senior Notes	4.900%	11/30/46	90,000	117,493
Becton Dickinson and Co., Senior Notes	4.669%	6/6/47	410,000	490,198

Total Health Care Equipment & Supplies				607,691

Health Care Providers & Services - 5.4%
Centene Corp., Senior Notes	4.250%	12/15/27	100,000	105,313
Centene Corp., Senior Notes	4.625%	12/15/29	360,000	390,096
Centene Corp., Senior Notes	3.375%	2/15/30	500,000	505,467
Cigna Corp., Senior Notes	4.125%	11/15/25	340,000	379,334
Cigna Corp., Senior Notes	4.800%	8/15/38	340,000	407,102
CVS Health Corp., Senior Notes	4.100%	3/25/25	940,000	1,041,670
CVS Health Corp., Senior Notes	4.300%	3/25/28	540,000	613,577
CVS Health Corp., Senior Notes	4.780%	3/25/38	570,000	673,900
CVS Health Corp., Senior Notes	5.125%	7/20/45	340,000	416,859
CVS Health Corp., Senior Notes	5.050%	3/25/48	560,000	688,563
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	100,000	110,869
DH Europe Finance II Sarl, Senior Notes	3.400%	11/15/49	10,000	10,143

See Notes to Schedule of Investments.

10	Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
HCA Inc., Senior Secured Notes	4.125%	6/15/29	$210,000	$232,957
HCA Inc., Senior Secured Notes	5.125%	6/15/39	110,000	132,354
HCA Inc., Senior Secured Notes	5.500%	6/15/47	220,000	274,250
HCA Inc., Senior Secured Notes	5.250%	6/15/49	350,000	429,303
Humana Inc., Senior Notes	8.150%	6/15/38	80,000	123,093
Humana Inc., Senior Notes	4.800%	3/15/47	150,000	179,944
Magellan Health Inc., Senior Notes	4.900%	9/22/24	690,000	742,181
Orlando Health Obligated Group, Senior Notes	4.089%	10/1/48	170,000	194,329
UnitedHealth Group Inc., Senior Notes	3.700%	12/15/25	160,000	177,881
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	140,000	150,905

Total Health Care Providers & Services				7,980,090

Pharmaceuticals - 1.2%
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	80,000	81,100	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	80,000	80,505	(a)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	910,000	995,520
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	250,000	321,936
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	200,000	221,336
Zoetis Inc., Senior Notes	4.700%	2/1/43	30,000	36,250

Total Pharmaceuticals				1,736,647

TOTAL HEALTH CARE				11,445,936

INDUSTRIALS - 9.3%
Aerospace & Defense - 3.8%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	520,000	554,772	(a)
Avolon Holdings Funding Ltd., Senior Notes	3.950%	7/1/24	140,000	146,465	(a)
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	530,000	555,625	(a)
Boeing Co., Senior Notes	2.800%	3/1/24	320,000	333,216
Boeing Co., Senior Notes	2.196%	2/4/26	180,000	179,565
Boeing Co., Senior Notes	3.100%	5/1/26	1,400,000	1,483,980
Boeing Co., Senior Notes	3.250%	2/1/28	370,000	383,056
Boeing Co., Senior Notes	5.705%	5/1/40	210,000	257,452
Boeing Co., Senior Notes	5.805%	5/1/50	140,000	176,663
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	200,000	216,093
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	40,000	48,376
Northrop Grumman Systems Corp., Senior Notes	7.875%	3/1/26	870,000	1,124,033
United Technologies Corp., Senior Notes	4.625%	11/16/48	110,000	131,932

Total Aerospace & Defense				5,591,228

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report	11

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Airlines - 1.9%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	$110,000	$114,613	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	110,000	117,139	(a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	540,000	540,315
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	150,000	146,414
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	260,000	299,724	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	320,000	341,770	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	180,000	195,889	(a)
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	28,317	29,575
Southwest Airlines Co., Senior Notes	4.750%	5/4/23	510,000	550,810
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	190,000	218,610
United Airlines Pass-Through Trust	4.875%	1/15/26	210,000	218,400

Total Airlines				2,773,259

Building Products - 0.3%
Carrier Global Corp., Senior Notes	3.377%	4/5/40	180,000	180,022
Carrier Global Corp., Senior Notes	3.577%	4/5/50	200,000	196,750

Total Building Products				376,772

Commercial Services & Supplies - 0.4%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	110,000	111,844
Waste Connections Inc., Senior Notes	4.250%	12/1/28	480,000	540,502

Total Commercial Services & Supplies				652,346

Construction & Engineering - 0.7%
Vinci SA, Senior Notes	3.750%	4/10/29	890,000	975,789	(a)

Industrial Conglomerates - 0.9%
General Electric Co., Senior Notes	6.750%	3/15/32	200,000	268,205
General Electric Co., Senior Notes	6.875%	1/10/39	716,000	1,008,691
General Electric Co., Senior Notes	4.250%	5/1/40	60,000	65,943

Total Industrial Conglomerates				1,342,839

Machinery - 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	220,000	286,698

Road & Rail - 0.2%
Union Pacific Corp., Senior Notes	4.375%	11/15/65	320,000	369,002

Trading Companies & Distributors - 0.6%
Aircastle Ltd., Senior Notes	5.250%	8/11/25	630,000	688,518	(a)
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	180,000	201,432	(a)

Total Trading Companies & Distributors				889,950

See Notes to Schedule of Investments.

12	Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation Infrastructure - 0.3%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	$350,000	$372,789	(a)

TOTAL INDUSTRIALS				13,630,672

INFORMATION TECHNOLOGY - 3.6%
Communications Equipment - 0.4%
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	260,000	315,857
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	210,000	261,453

Total Communications Equipment				577,310

Electronic Equipment, Instruments & Components - 0.2%
Vontier Corp., Senior Notes	2.950%	4/1/31	390,000	381,459	(a)

IT Services - 0.1%
International Business Machines Corp., Senior Notes	3.500%	5/15/29	110,000	119,748

Semiconductors & Semiconductor Equipment - 1.1%
Broadcom Inc., Senior Notes	4.150%	11/15/30	280,000	302,575
Broadcom Inc., Senior Notes	4.300%	11/15/32	370,000	403,381
Intel Corp., Senior Notes	4.900%	7/29/45	130,000	162,601
Intel Corp., Senior Notes	4.750%	3/25/50	10,000	12,556
Intel Corp., Senior Notes	4.950%	3/25/60	60,000	77,294
NVIDIA Corp., Senior Notes	3.500%	4/1/40	60,000	64,674
NVIDIA Corp., Senior Notes	3.500%	4/1/50	190,000	201,046
NVIDIA Corp., Senior Notes	3.700%	4/1/60	80,000	86,425
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	270,000	310,866

Total Semiconductors & Semiconductor Equipment				1,621,418

Software - 1.3%
Microsoft Corp., Senior Notes	4.250%	2/6/47	970,000	1,175,144
Oracle Corp., Senior Notes	3.950%	3/25/51	310,000	320,129
Oracle Corp., Senior Notes	4.100%	3/25/61	380,000	394,020

Total Software				1,889,293

Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc., Senior Notes	3.850%	8/4/46	340,000	382,422
HP Inc., Senior Notes	4.650%	12/9/21	310,000	318,809

Total Technology Hardware, Storage & Peripherals				701,231

TOTAL INFORMATION TECHNOLOGY				5,290,459

MATERIALS - 5.3%
Chemicals - 0.8%
Dow Chemical Co., Senior Notes	7.375%	11/1/29	800,000	1,084,905
Ecolab Inc., Senior Notes	4.800%	3/24/30	80,000	95,768

Total Chemicals				1,180,673

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report	13

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - 4.3%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	$500,000	$551,695	(a)
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	470,000	522,922
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	50,000	64,431
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	180,000	236,395
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	340,000	346,469	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	200,000	206,750	(a)
Glencore Finance Canada Ltd., Senior Notes	6.900%	11/15/37	430,000	575,576	(a)
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	150,000	183,135	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	530,000	574,382	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	360,000	397,256	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	170,000	187,138	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	470,000	571,115
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,148,000	1,528,275
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	350,000	383,509

Total Metals & Mining				6,329,048

Paper & Forest Products - 0.2%
Georgia-Pacific LLC, Senior Notes	7.375%	12/1/25	250,000	314,436

TOTAL MATERIALS				7,824,157

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	130,000	133,900
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	250,000	263,445
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	170,000	179,137
Welltower Inc., Senior Notes	4.125%	3/15/29	320,000	354,112

Total Equity Real Estate Investment Trusts (REITs)				930,594

Real Estate Management & Development - 0.3%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	280,000	357,918

TOTAL REAL ESTATE				1,288,512

UTILITIES - 2.3%
Electric Utilities - 2.3%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	210,000	253,504
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	200,000	192,763	(a)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	150,000	152,445	(b)(c)

See Notes to Schedule of Investments.

14	Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric Utilities - (continued)
Exelon Corp., Senior Notes	4.050%	4/15/30	$120,000	$133,813
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	310,000	333,602
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	830,000	1,111,195
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	100,000	109,416	(a)
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	150,000	166,504
Pacific Gas and Electric Co., Secured Bonds	3.300%	8/1/40	20,000	18,165
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	310,000	325,886
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	390,000	671,285

TOTAL UTILITIES				3,468,578

TOTAL CORPORATE BONDS & NOTES (Cost - $119,560,447)				137,810,929

SOVEREIGN BONDS - 3.6%
Argentina - 0.4%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	35,342	12,741
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 0.500%)	0.125%	7/9/30	127,826	43,020
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 1.125%)	0.125%	7/9/35	412,972	124,102
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,220,000	472,750	*(a)(f)

Total Argentina				652,613

Canada - 0.7%
Province of Quebec Canada, Senior Notes, Step bond	7.970%	7/22/36	650,000	1,042,854

Colombia - 0.7%
Colombia Government International Bond, Senior Notes	4.500%	3/15/29	870,000	952,058

Ghana - 0.2%
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	310,000	294,571	(a)

Indonesia - 0.2%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	240,000	261,450

Kenya - 0.3%
Kenya Government International Bond, Senior Notes	8.000%	5/22/32	460,000	489,691	(a)

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report	15

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Mexico - 0.2%
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	$360,000	$358,663

Qatar - 0.5%
Qatar Government International Bond, Senior Notes	3.375%	3/14/24	410,000	440,574	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	270,000	331,457	(a)

Total Qatar				772,031

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	440,000	497,680	(a)

Uruguay - 0.1%
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	70,000	86,036

TOTAL SOVEREIGN BONDS (Cost - $5,722,883)				5,407,647

MUNICIPAL BONDS - 1.2%
California - 0.8%
Los Angeles County, CA Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America Bonds	7.618%	8/1/40	650,000	1,026,842
University of California Revenue, Taxable, General Series AG	4.062%	5/15/33	150,000	161,843	(g)

Total California				1,188,685

Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	170,000	183,392

Illinois - 0.3%
Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	310,000	374,364

TOTAL MUNICIPAL BONDS (Cost - $1,573,032)				1,746,441

			SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Insurance - 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%) (Cost - $143,068)	3.388%		5,725	120,941	(c)(h)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $126,999,430)				145,085,958

See Notes to Schedule of Investments.

16	Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $1,349,885)	0.010%	1,349,885	$1,349,885	(i)

TOTAL INVESTMENTS - 99.4% (Cost - $128,349,315)			146,435,843
Other Assets in Excess of Liabilities - 0.6%			812,103

TOTAL NET ASSETS - 100.0%			$147,247,946

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(f)	The coupon payment on this security is currently in default as of March 31, 2021.

(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2021, the total market value of investments in Affiliated Companies was $1,349,885 and the cost was $1,349,885 (Note 2).

Abbreviation(s) used in this schedule:

GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report	17

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

At March 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	51	6/21	$11,267,438	$11,257,055	$(10,383)
U.S. Treasury 10-Year Notes	56	6/21	7,496,855	7,332,500	(164,355)
U.S. Treasury Ultra Long-Term Bonds	46	6/21	8,860,724	8,336,062	(524,662)

					(699,400)

Contracts to Sell:
U.S. Treasury 5-Year Notes	11	6/21	1,372,708	1,357,383	15,325
U.S. Treasury Long-Term Bonds	101	6/21	16,196,252	15,613,969	582,283

					597,608

Net unrealized depreciation on open futures contracts					$(101,792)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

18	Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Income Fund Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end diversified investment company. The Fund’s primary investment objective is to seek a high level of current income, consistent with prudent investment risk, through investment in a diversified portfolio of debt securities. To a lesser extent, the Fund may also invest in privately placed debt securities and in certain equity securities. Capital appreciation is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When

19

Notes to Schedule of Investments (unaudited) (continued)

determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

20

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$137,810,929	—	$137,810,929
Sovereign Bonds	—	5,407,647	—	5,407,647
Municipal Bonds	—	1,746,441	—	1,746,441
Preferred Stocks	—	—	$120,941	120,941

Total Long-Term Investments	—	144,965,017	120,941	145,085,958

Short-Term Investments†	$1,349,885	—	—	1,349,885

Total Investments	$1,349,885	$144,965,017	$120,941	$146,435,843

Other Financial Instruments:
Futures Contracts	$597,608	—	—	$597,608

Total	$1,947,493	$144,965,017	$120,941	$147,033,451

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$699,400	—	—	$699,400

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2021. The following transactions were effected in such company for the period ended March 31, 2021.

21

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at December 31,	Purchased		Sold
	2020	Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,547,168	$4,571,652	4,571,652	$4,768,935	4,768,935

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$18	—	$1,349,885

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